Acquisitions and Related Transactions 2010 Transactions (Details) (USD $)				0 Months Ended		1 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2012	May 25, 2010	May 25, 2010 ETE Preferred Units [Member] Regency [Member]	May 27, 2010 ETP [Member]	Jan. 12, 2012 ETP [Member]	Mar. 31, 2010 ETP [Member] Other Acquisiitons [Member] mile	May 25, 2010 Regency [Member]	Sep. 30, 2010 Regency [Member] Zephyr [Member]	May 27, 2010 Regency [Member] MEP [Member]	May 25, 2010 Regency [Member] MEP [Member]	Jul. 31, 2011 East Texas Gathering And Processing Assets [Member] Regency [Member]
Business Acquisition [Line Items]
Length Of Pipeline						120
Temporary Equity, Shares Issued			3,000,000
Preferred units liquidation preference	$ 300,000,000		$ 300,000,000
Interest ownership										49.90%
Equity method investment, acquire additional ownership percentage									0.10%
Business Acquisition, Cost of Acquired Entity, Cash Paid		305,000,000				150,000,000		193,300,000
Business acquisition intangible assets recorded, value								119,000,000
Stock Redeemed or Called During Period, Shares				12,300,000
Business Acquisition Units Acquired					30,000,000		26,300,000
Customer contracts recorded in connection with business acquisition, amount						68,000,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount						27,000,000		0
Proceeds from Divestiture of Businesses, Net of Cash Divested											$ 70,000,000